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C000134926
Account Value [Line Items]
Line Graph and Table Measure Name													Global Macro Capital Opportunities Portfolio
Accumulated Value	$ 10,000	$ 9,674	$ 9,555	$ 8,971	$ 8,911	$ 9,519	$ 9,531	$ 9,555	$ 9,864	$ 10,198	$ 10,401	$ 10,627		$ 10,567	$ 10,317	$ 10,378	$ 10,810	$ 11,025	$ 11,373	$ 11,613	$ 12,032	$ 12,152	$ 12,499	$ 12,631	$ 12,691	$ 13,159	$ 13,242	$ 13,638	$ 14,537	$ 13,949	$ 14,153	$ 13,866	$ 13,350	$ 12,883	$ 13,087	$ 12,703	$ 12,547	$ 11,673	$ 11,984	$ 11,650	$ 12,378	$ 12,439	$ 12,526	$ 12,575	$ 12,131	$ 12,810	$ 12,649	$ 12,094	$ 12,193	$ 12,526	$ 12,550	$ 13,116	$ 12,663	$ 12,096	$ 9,617	$ 10,359	$ 10,674	$ 11,089	$ 11,505	$ 12,071	$ 12,058	$ 12,159	$ 13,544	$ 14,881	$ 15,032	$ 15,297	$ 15,234	$ 15,675	$ 16,267	$ 16,443	$ 16,191	$ 16,506	$ 16,065	$ 16,481	$ 16,380	$ 16,878	$ 16,697	$ 16,114	$ 15,830	$ 15,286	$ 15,532	$ 14,328	$ 14,354	$ 14,729	$ 13,448	$ 13,694	$ 14,729	$ 14,408	$ 15,722	$ 15,448	$ 15,544	$ 15,804	$ 15,777	$ 16,748	$ 17,870	$ 17,309	$ 16,735	$ 15,900	$ 17,350	$ 18,122	$ 18,024	$ 18,931	$ 19,349	$ 19,349	$ 19,405	$ 20,019	$ 20,340	$ 20,605	$ 20,633	$ 19,754	$ 19,935	$ 20,296	$ 20,609	$ 20,808	$ 21,150	$ 21,193	$ 22,559	$ 23,769	$ 24,324	$ 24,865	$ 25,391	$ 26,089
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets Index
Accumulated Value	10,000	9,610	9,396	8,786	8,772	9,933	9,987	9,614	9,998	10,501	10,762	10,901		10,927	10,424	10,447	11,018	11,356	11,642	11,897	12,249	12,372	13,110	13,402	13,349	13,817	13,845	14,342	15,537	14,820	14,545	14,481	13,967	13,387	13,681	13,311	13,241	12,088	12,586	12,252	13,325	13,355	13,467	13,751	12,753	13,549	13,383	12,731	12,974	13,521	13,502	14,509	13,833	13,104	11,085	12,100	12,193	13,090	14,259	14,575	14,341	14,636	15,990	17,166	17,692	17,827	17,558	17,995	18,412	18,444	17,203	17,653	16,952	17,119	16,421	16,729	16,413	15,922	15,562	14,697	14,761	13,781	13,747	13,804	12,186	11,807	13,559	13,368	14,424	13,488	13,897	13,739	13,509	14,022	14,894	13,977	13,611	13,083	14,130	14,682	14,000	14,666	15,030	15,097	15,182	15,781	15,828	16,083	17,157	16,394	15,805	15,784	16,066	16,144	16,246	16,459	17,161	18,193	18,548	18,786	20,130	20,971
EATON VANCE Index: 50% Emg Mkts Equal Country Wt/ 50% MSCI Frontier Mkt
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Index
Accumulated Value	10,000	9,467	9,408	8,842	9,048	9,788	10,060	9,877	9,830	10,133	10,114	10,225		10,280	9,831	10,116	10,631	10,726	10,956	11,167	11,572	11,618	12,002	12,345	12,374	12,509	12,522	13,068	13,905	13,524	13,511	13,332	12,241	11,872	12,315	11,778	11,768	11,221	11,456	11,185	11,936	11,943	11,980	12,096	11,969	12,415	12,534	12,008	11,998	12,213	12,262	12,907	12,645	11,676	9,061	9,824	10,232	10,523	10,758	11,243	11,066	11,037	12,079	12,898	12,857	12,948	12,955	13,508	14,054	14,137	14,010	14,616	14,451	14,935	14,237	14,557	14,486	14,075	14,270	13,660	13,239	12,137	12,359	12,489	11,375	11,445	12,287	12,131	12,736	12,392	12,481	12,663	12,456	12,886	13,759	13,381	12,950	12,365	13,325	13,853	13,868	14,000	14,286	14,026	14,345	14,385	14,705	15,019	15,288	14,908	14,691	14,667	15,178	15,353	15,798	15,991	16,779	17,651	18,444	19,270	19,766	20,151
EATON VANCE Index: MSCI Emerging Markets Equal Country Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets Equal Country Weighted Index
Accumulated Value	10,000	9,378	9,288	8,806	8,909	10,123	10,375	9,894	10,144	10,644	10,723	10,685		10,842	10,088	10,398	10,765	10,996	11,197	11,498	11,842	11,863	12,397	12,647	12,450	12,568	12,448	13,145	14,074	13,512	13,365	13,432	12,471	12,160	12,623	12,202	12,188	11,487	11,718	11,507	12,505	12,420	12,347	12,563	12,029	12,649	12,573	11,718	11,928	12,258	12,190	12,943	12,424	11,252	8,682	9,559	9,807	10,200	10,726	10,809	10,388	10,224	11,737	12,658	12,529	12,690	12,666	12,881	13,407	13,206	13,011	13,814	13,338	13,695	13,045	13,437	13,780	13,605	14,002	13,184	13,211	11,718	12,000	12,035	11,003	11,612	12,719	12,582	13,273	12,883	12,920	13,230	12,883	13,481	14,368	13,708	13,345	12,913	14,001	14,684	14,569	14,838	14,828	14,730	14,848	14,932	15,320	15,668	16,137	15,425	15,098	15,021	15,612	15,682	16,144	16,729	17,270	18,118	18,512	19,006	19,757	20,403
EATON VANCE Index: MSCI Frontier Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Frontier Markets Index
Accumulated Value	$ 10,000	$ 9,557	$ 9,528	$ 8,876	$ 9,186	$ 9,438	$ 9,727	$ 9,824	$ 9,483	$ 9,600	$ 9,491	$ 9,734		$ 9,695	$ 9,523	$ 9,782	$ 10,433	$ 10,395	$ 10,652	$ 10,776	$ 11,236	$ 11,305	$ 11,543	$ 11,969	$ 12,213	$ 12,363	$ 12,507	$ 12,898	$ 13,637	$ 13,434	$ 13,556	$ 13,129	$ 11,919	$ 11,497	$ 11,918	$ 11,275	$ 11,269	$ 10,871	$ 11,106	$ 10,781	$ 11,294	$ 11,385	$ 11,522	$ 11,542	$ 11,792	$ 12,063	$ 12,365	$ 12,168	$ 11,930	$ 12,027	$ 12,192	$ 12,721	$ 12,714	$ 11,966	$ 9,338	$ 9,967	$ 10,538	$ 10,715	$ 10,641	$ 11,518	$ 11,603	$ 11,725	$ 12,205	$ 12,903	$ 12,951	$ 12,968	$ 13,006	$ 13,896	$ 14,454	$ 14,840	$ 14,793	$ 15,161	$ 15,340	$ 15,956	$ 15,221	$ 15,448	$ 14,904	$ 14,248	$ 14,228	$ 13,842	$ 12,960	$ 12,268	$ 12,421	$ 12,645	$ 11,475	$ 10,980	$ 11,549	$ 11,379	$ 11,892	$ 11,597	$ 11,731	$ 11,791	$ 11,715	$ 11,981	$ 12,815	$ 12,699	$ 12,218	$ 11,509	$ 12,327	$ 12,703	$ 12,829	$ 12,837	$ 13,370	$ 12,971	$ 13,458	$ 13,456	$ 13,706	$ 13,979	$ 14,062	$ 13,983	$ 13,873	$ 13,899	$ 14,320	$ 14,585	$ 15,002	$ 14,825	$ 15,807	$ 16,673	$ 17,809	$ 18,929	$ 19,155	$ 19,276